COHEN & STEERS PREFERRED SECURITIES AND INCOME
FUND, INC.
280 Park Avenue
New York, New York 10017

August 1, 2018

COHEN & STEERS CAPITAL MANAGEMENT, INC.
280 Park Avenue
New York, New York 10017

Dear Sirs:

Cohen & Steers Preferred Securities and Income Fund,
Inc. (the "Corporation") herewith confirms its agreement with Cohen & Steers Capital Management,
Inc. (the "Advisor") to offer a breakpoint relative to the Corporation's management fee on assets in excess of $8.5 billion. The Corporation will pay the Advisor a monthly investment advisory fee at the annual rate of 0.70% of the average daily net asset value of the Corporation up to $8.5 billion and 0.65% of such assets in excess of $8.5 billion.

If the foregoing is in accordance with your understanding, please sign and return the enclosed copy hereof.

Very truly yours,

COHEN & STEERS PREFERRED SECURITIES AND INCOME
FUND, INC.


By:		/s/ Dana A. DeVivo
Name:		Dana A. DeVivo
Title:		Assistant Secretary
Agreed to and Accepted as of the date
first set forth above.

COHEN & STEERS CAPITAL MANAGEMENT, INC.



By:		/s/ James Giallanza
Name:		James Giallanza
Title:		Executive Vice President